Equity-Based Compensation - Summary of Status of Equity-Based Compensation Plans (Details 4)	Dec. 31, 2014
2014 Plan [Member]
Summary of Status of Equity-Based Compensation Plans
Awards originally available	1,500,000
Awards available for grant	1,457,700
2009 Plan [Member]
Summary of Status of Equity-Based Compensation Plans
Awards originally available	3,400,000
Awards available for grant	1,616,398
2004 Plan [Member]
Summary of Status of Equity-Based Compensation Plans
Awards originally available	6,500,000
Stock options outstanding	5,200
Options exercisable	5,200
Awards available for grant	106,423
2001 Plan [Member]
Summary of Status of Equity-Based Compensation Plans
Awards originally available	2,000,000
RSUs [Member] | 2014 Plan [Member]
Summary of Status of Equity-Based Compensation Plans
RSU's outstanding	42,300
RSUs [Member] | 2009 Plan [Member]
Summary of Status of Equity-Based Compensation Plans
RSU's outstanding	374,442
RSUs [Member] | 2004 Plan [Member]
Summary of Status of Equity-Based Compensation Plans
RSU's outstanding	101,223